Financial Instruments Not Accounted for at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Senior Unsecured Bonds | 2024 Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Amount (Liability)	$ (100,000)	$ (100,000)
Level 2 | Senior Unsecured Bonds | 2024 Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Amount (Liability)	(140,000)	(140,000)
Fair Value (Liability)	(140,175)	(141,400)
Level 2 | Line of Credit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Amount (Liability)	(786,954)	(767,885)
Fair Value (Liability)	$ (786,954)	$ (767,885)